Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Perpetual debt INR
Debt Instrument [Line Items]
Perpetual bonds	$ 6,586.8	395,208.6	295,219.7	2,000.0